RELATED PARTIES' TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Transactions:
	Year ended December 31,
	2018	2017	2016

Income -
Sales to related-party company (*)	$1,251	$959	$54
Cost and expenses -
Supplies from related party (*)	$59	$6	$-

Schedule of Balances with Related Parties	Balances:
	December 31,
	2018	2017

Trade receivables and other receivables (*)	$699	$930
(*) includes mainly transactions with affiliated companies.